Business Combinations (Tables)	12 Months Ended
Jun. 30, 2011
Business Combinations (Tables) [Abstract]
Summarized unaudited pro forma results of operations

(unaudited)	2009
|
Net sales	$1,962,882
Income before income taxes	66,357
Net income	42,601
Net income per share — diluted	$1.00